Accounts payable and accrued liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities

	June 30, 2025	December 31, 2024
Trade accounts payable	$8,190	$11,397
Accrued payroll	3,261	2,555
Taxes payable	3,812	3,813
Deferred revenue	330	533
Due to related parties (note 14)	2,001	1,137
	$17,594	$19,435